Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	$ (35,587)	$ (22,456)	$ (9,202)
Depreciation	315	47	19
Share-based compensation expense	2,291	1,671	366
Finance income	(8,978)	(1,166)	0
Finance expense	723	123	9
Movement of expected credit loss	(1)	121	0
Foreign exchange loss/(gain)	2,621	(7,176)	(5,907)
Movement in working capital	1,645	2,159	(559)
Cash flows used in operating activities	(36,971)	(26,677)	(15,274)
Finance expense paid	(648)	(22)	(9)
Finance income received	4,283	500	0
Net cash used in operating activities	(33,336)	(26,199)	(15,283)
Cash flows used in investing activities
Purchase of property, plant and equipment	(100)	(67)	(104)
Purchase of marketable securities	0	(84,621)	0
Purchase of other financial assets	(54,000)	0	0
Cash flows used in investing activities	(54,100)	(84,688)	(104)
Cash flows (used in)/from financing activities
Payment of lease liability	(219)	0	0
Proceeds from share issuances	15	0	309,200
Transaction costs from share issuances	0	0	(22,753)
Net cash flows (used in)/from financing activities	(204)	0	286,447
Net (decrease)/increase in cash and cash equivalents	(87,640)	(110,887)	271,060
Cash and cash equivalents at the beginning of the year	165,955	276,776	5,895
Impact of foreign exchange on cash and cash equivalents	105	66	(179)
Cash and cash equivalents at the end of the year	$ 78,420	$ 165,955	$ 276,776